Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16. Subsequent Events
In March 2024, Shopify became entitled to the second performance-based vesting of 246,027 warrants to Ordinary Shares at the exercise price of $0.01 per share.